TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	345	—	395
Impairment	—	(4)	—	(2)
Total trade receivables - net	—	341	—	393
Income tax receivables	34	15	35	22
Other taxes	—	33	—	35
Contract assets	23	2	16	2
Prepaid expenses	1	6	1	8
Other	9	9	8	14
Total other receivables	67	65	60	81
Total trade receivables and other	67	406	60	474

Schedule of Contract Assets

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	9	—	16	—
Other	14	2	—	2
Total Contract assets	23	2	16	2

Schedule of Aging of Total Trade Receivables—Net

	At December 31,
(in millions of Euros)	2020	2019
Not past due	333	380
1 – 30 days past due	7	10
31 – 60 days past due	1	3
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	341	393

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency

	At December 31,
(in millions of Euros)	2020	2019
Euro	143	126
U.S. Dollar	181	251
Swiss franc	6	3
Other currencies	11	13
Total trade receivables - net	341	393